Consolidated Statements of Operations and Comprehensive Income shares in Millions, $ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 USD ($) $ / shares shares	Mar. 31, 2018 USD ($) $ / shares shares	Mar. 31, 2017 USD ($) $ / shares shares
Income Statement [Abstract]
Net sales	$ 2,506.6	$ 2,054.5	$ 1,921.6
Cost of goods sold	(1,675.6)	(1,324.3)	(1,246.9)
Gross profit	831.0	730.2	674.7
Selling, general and administrative expenses	(403.6)	(311.3)	(291.6)
Research and development expenses	(37.9)	(33.3)	(30.3)
Asset impairments	15.9	0.0	0.0
Asbestos adjustments	(22.0)	(156.4)	40.4
Operating income	351.6	229.2	393.2
Interest expense, net of capitalized interest	(54.2)	(32.9)	(28.5)
Interest income	4.1	3.4	1.0
Loss on early debt extinguishment	(1.0)	(26.1)	0.0
Other income	0.1	0.7	1.3
Income before income taxes	300.6	174.3	367.0
Income tax expense	(71.8)	(28.2)	(90.5)
Net income	$ 228.8	$ 146.1	$ 276.5
Income per share:
Basic | $ / shares	$ 0.52	$ 0.33	$ 0.62
Diluted | $ / shares	$ 0.52	$ 0.33	$ 0.62
Weighted average common shares outstanding (Millions):
Basic | shares	441.9	441.2	442.7
Diluted | shares	443.0	442.3	443.9
Comprehensive income, net of tax:
Net income	$ 228.8	$ 146.1	$ 276.5
Cash flow hedges		0.0	0.0
Currency translation adjustments		0.9	(3.0)
Comprehensive income	$ 199.8	$ 147.0	$ 273.5